                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2008

Check here if Amendment [_]; Amendment Number:
                                               -----
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


/s/ Stephen E. Memishian                              5/8/08
------------------------     Mount Kisco, NY      -------------
       [Signature]            [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-
   -------------------   -----------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total: 1,068,074,000
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

PORTVUE-SEC13F.LNP                DSM CAPITAL PARTNERS LLC                PAGE 1
RUN DATE: 05/07/08 4:07 P.M.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE : 03/31/08

                                                            VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER    VOTING    AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED NONE
------------------------------  --------------  ---------  --------  -------  --------  -------  --------  -------  -----------
ABB LTD                         COM             000375204     40062  1488180    SH      DEFINED     0      1488180       0
ADOBE SYSTEMS                   COM             00724F101     30358   852983    SH      DEFINED     0       852983       0
ALLERGAN                        COM             018490102     43650   774082    SH      DEFINED     0       774082       0
AMCOL INTERNATIONAL             COM             02341W103       295     9440    SH      DEFINED     0         9440       0
ANSYS INC                       COM             03662Q105       290     8395    SH      DEFINED     0         8395       0
APPLE COMPUTER                  COM             037833100     36097   251546    SH      DEFINED     0       251546       0
ARM HOLDINGS                    COM             042068106       301    57125    SH      DEFINED     0        57125       0
AUTODESK                        COM             052769106     18990   603240    SH      DEFINED     0       603240       0
AUTOMATIC DATA PROCESSING       COM             053015103     33334   786361    SH      DEFINED     0       786361       0
C H ROBINSON WORLDWIDE          COM             12541W209     23291   428151    SH      DEFINED     0       428151       0
C. R. BARD                      COM             067383109       526     5455    SH      DEFINED     0         5455       0
CAMERON INTERNATIONAL           COM             13342B105       318     7645    SH      DEFINED     0         7645       0
CELGENE                         COM             151020104    107647  1756362    SH      DEFINED     0      1756362       0
CGG VERITAS                     COM             204386106       467     9435    SH      DEFINED     0         9435       0
CHART INDUSTRIES                COM             16115Q308       471    13915    SH      DEFINED     0        13915       0
CISCO SYSTEMS                   COM             17275R102     34167  1418300    SH      DEFINED     0      1418300       0
COGNIZANT TECHNOLOGY SOLUTIONS  COM             192446102     24758   858765    SH      DEFINED     0       858765       0
CONCEPTUS                       COM             206016107       263    14145    SH      DEFINED     0        14145       0
CORE LABORATORIES               COM             N22717107       555     4655    SH      DEFINED     0         4655       0
CORNING                         COM             219350105     30026  1249020    SH      DEFINED     0      1249020       0
CUBIST PHARMACEUTICALS          COM             229678107       368    20000    SH      DEFINED     0        20000       0
CVS/CAREMARK CORP               COM             126650100     25770   636142    SH      DEFINED     0       636142       0
DG FASTCHANNEL                  COM             23326R109       366    19065    SH      DEFINED     0        19065       0
DIGITAL RIVER                   COM             25388B104       282     9120    SH      DEFINED     0         9120       0
DYNAMIC MATERIALS               COM             267888105       356     8240    SH      DEFINED     0         8240       0
EXPEDITORS INTERNATIONAL        COM             302130109     28833   638180    SH      DEFINED     0       638180       0
FMC TECHNOLOGIES                COM             30249U101     30033   527905    SH      DEFINED     0       527905       0
FRANKLIN RESOURCES              COM             354613101      7972    82195    SH      DEFINED     0        82195       0
GENZYME                         COM             372917104     65041   872564    SH      DEFINED     0       872564       0
GEN-PROBE                       COM             36866T103     26886   557793    SH      DEFINED     0       557793       0
GOOGLE                          COM             38259P508     43627    99046    SH      DEFINED     0        99046       0
HOLOGIC                         COM             436440101     28658  1030850    SH      DEFINED     0      1030850       0
II VI                           COM             902104108       311     8195    SH      DEFINED     0         8195       0
INTEGRA LIFESCIENCES            COM             457985208       287     6610    SH      DEFINED     0         6610       0
INVESCO LTD                     COM             G491BT108      8296   340570    SH      DEFINED     0       340570       0
INVESTOOLS                      COM             46145P103       247    22480    SH      DEFINED     0        22480       0
ION GEOPHYSICAL                 COM             462044108       712    51585    SH      DEFINED     0        51585       0
LENOVO GROUP ADR                COM             526250105       405    31500    SH      DEFINED     0        31500       0
MICROSEMI                       COM             595137100       292    12790    SH      DEFINED     0        12790       0
MICROSOFT                       COM             594918104     24908   877675    SH      DEFINED     0       877675       0
MONOLITHIC POWER                COM             609839105       309    17500    SH      DEFINED     0        17500       0
MONSANTO                        COM             61166W101     43140   386906    SH      DEFINED     0       386906       0
MORNINGSTAR                     COM             617700109       244     3978    SH      DEFINED     0         3978       0
NATIONAL INSTRUMENTS            COM             636518102       312    11920    SH      DEFINED     0        11920       0
NEWS CORP                       COM             65248E104     33257  1773700    SH      DEFINED     0      1773700       0
NOBEL BIOCARE HOLDINGS          COM             H5783Q106       530     2268    SH      DEFINED     0         2268       0
NUANCE COMMUNICATIONS           COM             67020Y100       355    20380    SH      DEFINED     0        20380       0
PETROLEUM GEO-SERVICES          COM             716599105       504    20340    SH      DEFINED     0        20340       0
SATYAM COMPUTER SERVICES        COM             804098101       262    11595    SH      DEFINED     0        11595       0
SCHLUMBERGER                    COM             806857108     77564   891536    SH      DEFINED     0       891536       0
SEI INVESTMENTS                 COM             784117103     31762  1286418    SH      DEFINED     0      1286418       0

PORTVUE-SEC13F.LNP                DSM CAPITAL PARTNERS LLC                PAGE 2
RUN DATE: 05/07/08 4:07 P.M.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE : 03/31/08

                                                            VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER    VOTING    AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED NONE
------------------------------  --------------  ---------  --------  -------  --------  -------  --------  -------  -----------
SMART BALANCE                   COM             83169Y108     375     47465     SH      DEFINED     0       47465        0
STATE STREET                    COM             857477103   27928    353515     SH      DEFINED     0      353515        0
STRYKER                         COM             863667101   44015    676633     SH      DEFINED     0      676633        0
SYNAPTICS                       COM             87157D109     235      9835     SH      DEFINED     0        9835        0
T.ROWE PRICE GROUP              COM             74144T108    6575    131500     SH      DEFINED     0      131500        0
VARIAN MEDICAL SYSTEMS          COM             92220P105   29432    628343     SH      DEFINED     0      628343        0
WADDELL & REED FINANCIAL        COM             930059100     312      9725     SH      DEFINED     0        9725        0
WEATHERFORD                     COM             G95089101   50992    703626     SH      DEFINED     0      703626        0
ZOLL MEDICAL                    COM             989922109     455     17105     SH      DEFINED     0       17105        0

LINE COUNT: 60